5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison Claims Acquisition Cost (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Impairment allowance-mineral interests	[1]	$ 0	$ 0	$ (4,832,500)
Morrison claims, Canada
Mineral Property Interest, Morrison Claims		0	0	4,832,500
Impairment allowance-mineral interests		0	0	(4,832,500)
Mineral Property Interest, Morrison Claims		$ 0	$ 0	$ 0

[1]	Note 5Note 5